Other long term liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Other long term liabilities

14. Other long term liabilities

Other long term liabilities represents the Italian “Trattamento di Fine Rapporto” which is a severance amount set up by Italian companies to be paid to employees on termination or retirement as well as shop deposits that are held by Ulisse.

Balances of other long term liabilities were as follows:

	March 31, 2020	December 31, 2019
Severance liability	$224,600	$211,734
Customer deposit balance	367,571	407,810
Total other long term liabilities	$592,171	$619,544

14.	Other Long-term Liabilities

Other long-term liabilities represent the Italian “Trattamento di Fine Rapporto” which is a severance amount set up by Italian companies to be paid to employees on termination or retirement as well as shop deposits that are held by Ulisse.

Balances of other long-term liabilities were as follows:

	December 31, 2019	December 31, 2018
Severance liability	$211,734	$168,706
Customer deposit balance	407,810	440,021
	$619,544	$608,727